INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of loss before taxation on income differs from the theoretical amount that would arise using the weighted average tax rate applicable to loss

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2025	2024	2023

(Loss)/income/ before income taxes	(5,742,321)	(2,100,697)	142,744

Tax calculated at enacted tax rate of 25% (2024: 25%, 2023: 25%)	1,435,580	525,174	(35,686)
Utilized tax losses and incentives	104,341	388,960	689,314
Effect of unrecognized deferred taxes and inflation adjustments	(1,458,371)	(913,979)	(698,743)
Other	(38,405)	(155)	45,115

Income tax credit/(expense)	43,145	—	—

Schedule of deferred tax assets and liabilities, net

	2025	2024

Net deferred tax assets /(liabilities):
Deferred tax assets	47,929	—
Deferred tax liabilities (-)	—	—

	47,929	—

Schedule of deferred income tax assets and liabilities based upon temporary differences arising between their financial statements as reported under IFRS and their tax records

	Total temporary differences		Deferred income tax assets/(liabilities)
	2025	2024	2025	2024

Deferred income tax assets and liabilities:
Tax incentives	(7,103,220)	(5,230,536)	1,813,403	1,323,925
Property and equipment and intangible assets	(2,423,900)	(2,558,343)	604,694	637,525
Lease liabilities	(1,562,285)	(1,285,378)	392,987	321,832
Carry forward tax losses	(1,363,452)	(733,827)	409,036	220,148
Employee benefit obligations	(1,143,119)	(765,918)	289,662	195,626
Trade receivables	(616,072)	(611,915)	156,699	159,462
Accrued expenses, contract liabilities and merchant advances	(554,694)	(822,050)	138,495	205,045
Inventories	(507,206)	(207,131)	126,802	51,782
Provision for license fee	(260,494)	(235,637)	65,123	58,909
Deferred income	(198,370)	(433,167)	55,153	111,266
Legal provisions	(93,813)	(48,474)	23,453	12,118
Income accruals and contract assets	—	58,551	—	(14,638)
Prepaid expenses	104,399	81,473	(26,236)	(20,411)
Trade payables and payables to merchants	554,384	343,658	(138,596)	(85,915)
Right of use assets	1,854,009	1,643,339	(468,381)	(411,385)

Total			3,442,294	2,765,289
Non recoverable net deferred tax assets (-)			(3,393,137)	(2,765,289)
Deferred income tax assets, net			49,157	—

Schedule of expiration dates of tax losses which the Group has not recognised any deferred income tax asset

	2025	2024

2025	—	3,765
2026	21,255	27,822
2027	72,576	94,996
2028	119,555	156,489
2029	272,005	450,755
2030	878,061	—

Total	1,363,452	733,827

Schedule of movements in deferred tax assets and liabilities

	2025	2024

1 January	—	—
Net income for the year charge	49,157	—
Tax charge relating to components of other comprehensive income	(1,228)	—

31 December	47,929	—